EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 14, 2011 (Accession No. 0001193125-11-164813), to the Prospectus dated May 1, 2011, for ATM Core Bond Portfolio and ATM Government Bond Portfolio, each a series of EQ Advisors Trust.